Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2020 Equity Incentive Plan
Amount Registered | shares	2,906,100
Proposed Maximum Offering Price per Unit	15.16
Maximum Aggregate Offering Price	$ 44,056,476
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,084.2
Offering Note
(a)
a.
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Olema Pharmaceuticals, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

b.
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee on the basis of $15.16 per share, which is the average of the high and low prices of a share of the Registrant’s common stock as reported on the Nasdaq Global Select Market on March 12, 2026.

c.
Represents additional shares of common stock that were automatically added to the shares available for issuance under the Plan on January 1, 2026, pursuant to an “evergreen” provision contained in the Plan (the “Evergreen Increase”). The remainder of the shares provided by the Evergreen Increase are subject to options granted prior to the filing of Registration Statement, as described in Note 2 below. Pursuant to the “evergreen” provision, the number of shares reserved for issuance under the Plan will increase automatically on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2021 and ending on (and including) January 1, 2030, in an amount equal to the lesser of (a) 5% of the total number of shares of the Registrant’s capital stock outstanding on December 31 of the preceding calendar year and (b) a number of shares of common stock designated by action of the Registrant’s board of directors prior to the first day of any calendar year.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon exercise of outstanding options granted pursuant to the Registrant's 2020 Equity Incentive Plan
Amount Registered | shares	1,162,722
Proposed Maximum Offering Price per Unit	25.65
Maximum Aggregate Offering Price	$ 29,823,819.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,118.67
Offering Note
(b)
a.
Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

b.
Estimated in accordance with Rule 457(h) solely for purposes of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such shares.

c.
Represents shares of common stock that may be issued upon the exercise of outstanding options granted under the Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2020 Employee Stock Purchase Plan
Amount Registered | shares	813,764
Proposed Maximum Offering Price per Unit	12.89
Maximum Aggregate Offering Price	$ 10,489,417.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,448.59
Offering Note
(c)
a.
Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under Registrant’s 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

b.
Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $12.89 per share, which is the average of the high and low prices of a share of the Registrant’s common stock on March 12, 2026 multiplied by 85% (the percentage of the price per share applicable to purchases under the ESPP). Pursuant to the ESPP, the purchase price of the shares of common stock will be 85% of the lower of the fair market value of the common stock on the first trading day of the offering period or on the last day of the offering period.

c.
Represents additional shares of common stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2026, pursuant to an “evergreen” provision contained in the ESPP. The ESPP provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the ESPP on January 1 of each year, commencing on January 1, 2021 and ending on (and including) January 1, 2030, in an amount equal to the lesser of (a) 1% of the total number of shares of the Registrant’s capital stock outstanding on December 31 of the preceding calendar year, (b) 860,832 shares of common stock and (c) a number of shares of common stock designated by action of the Registrant’s board of directors prior to the first day of any calendar year.